Subsequent Events (Details Narrative) - USD ($)		1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended
	Aug. 16, 2016	Oct. 31, 2016	Sep. 30, 2016	Jul. 31, 2016	May 31, 2016	Sep. 30, 2016	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Oct. 11, 2011	Oct. 09, 2011
Subsequent Event [Line Items]
Exercise price of warrants			$ 0.65			$ 0.65	$ 0.65	$ 3.50	$ 3.90	$ 4.10
Proceeds from issuance of warrants							$ 352,000
Common stock, shares authorized			1,000,000,000			1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000		525,000,000	75,000,000
Vesting period of options or warrants granted							1 year 4 months 24 days
Weighted Average Exercise Price, Granted							$ 0.51
Issuance of stock and warrants, value					$ 99,970		$ 165,030	$ (403,077)
Employees [Member]
Subsequent Event [Line Items]
Options granted during period (shares)								137,500	112,500
Grant-date fair value of options granted								$ 233,000	$ 300,000
Expected volatility rate of options granted								76.26%	81.84%
Expected discount rate of options granted								2.19%	1.62%
Expected dividend yield of options granted								0.00%	0.00%
Expected life of options granted								5 years	5 years
Expiration period of options granted								10 years	10 years
Consultants [Member]
Subsequent Event [Line Items]
Options granted during period (shares)								140,000	22,500
Grant-date fair value of options granted								$ 131,000	$ 88,000
Expected volatility rate of options granted									76.26%
Expected discount rate of options granted								2.17%	2.17%
Expected dividend yield of options granted								0.00%	0.00%
Expected life of options granted								5 years	5 years
Minimum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized			525,000,000		525,000,000	525,000,000	525,000,000
Minimum [Member] | Employees [Member]
Subsequent Event [Line Items]
Vesting period of options or warrants granted								0 months	0 months
Minimum [Member] | Consultants [Member]
Subsequent Event [Line Items]
Vesting period of options or warrants granted								0 months	0 months
Expiration period of options granted								3 years	5 years
Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized			1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000
Maximum [Member] | Employees [Member]
Subsequent Event [Line Items]
Vesting period of options or warrants granted								36 months	36 months
Maximum [Member] | Consultants [Member]
Subsequent Event [Line Items]
Vesting period of options or warrants granted								36 months	36 months
Expiration period of options granted								10 years	10 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of stock and warrants, shares					2,650,000
Number of shares called by exercise of warrants			2,070,590		7,950,000	2,070,590	2,070,590
Shares issued, price per share					$ 0.10
Exercise price of warrants					$ 0.17
Exercise term of warrants issued					6 months
Proceeds from issuance of warrants	$ 7,950,000	$ 204,000	$ 352,000		$ 265,000
Subsequent Event [Member] | Employees [Member]
Subsequent Event [Line Items]
Options granted during period (shares)				1,525,703
Grant-date fair value of options granted				$ 365,330
Vesting period of options or warrants granted				24 months
Expected volatility rate of options granted				126.34%
Expected discount rate of options granted				1.60%
Expected dividend yield of options granted				0.00%
Expected life of options granted				5 years
Weighted Average Exercise Price, Granted				$ 0.50
Expiration period of options granted				10 years
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Options granted during period (shares)				185,118		312,500
Grant-date fair value of options granted				$ 44,326		$ 220,000
Vesting period of options or warrants granted				24 months
Expected volatility rate of options granted				126.34%
Expected discount rate of options granted				1.60%
Expected dividend yield of options granted				0.00%
Expected life of options granted				5 years
Weighted Average Exercise Price, Granted				$ 0.50
Expiration period of options granted				10 years
Subsequent Event [Member] | Consultant One [Member]
Subsequent Event [Line Items]
Options granted during period (shares)			50,000
Grant-date fair value of options granted			$ 40,725
Vesting period of options or warrants granted			24 months
Expected volatility rate of options granted			126.34%
Expected discount rate of options granted			1.60%
Expected dividend yield of options granted			0.00%
Expected life of options granted			5 years
Weighted Average Exercise Price, Granted			$ 0.96
Expiration period of options granted			10 years
Subsequent Event [Member] | Chief Executive Officer and Chairman of Board of Directors [Member] | Restricted Common Stock [Member]
Subsequent Event [Line Items]
Issuance of stock and warrants, shares				1,436,170
Vesting period of options or warrants granted				20 months
Issuance of stock and warrants, value				$ 718,015
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized					525,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized					1,000,000,000